BORROWINGS (Current and Non-Current Information on Borrowings) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Borrowings [abstract]
Bank borrowings, non-current	$ 499,593	$ 9,353
Non-current portion, bonds	421,079	747,260
Non-current portion, debentures	642,110	454,136
Less: debt issue costs, non-current	(2,735)	(4,788)
Non-current borrowings	1,560,047	1,205,961
Bank borrowings, current	646,258	915,989
Current bonds	13,284	23,485
Current debentures	12,587	4,220
Less: debt issue costs, current	(2,057)	(3,241)
Current borrowings	670,072	940,453
Total Financial Debt	$ 2,230,119	$ 2,146,414